Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (Class A, Class B and Legacy Class) (USD $)	Total	Class A	Class A General Partner	Class A Limited Partners	Class B	Class B General Partner	Class B Limited Partners	Legacy 1 Class	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 2 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners
Partners' capital, (net asset value) at Dec. 31, 2009				$ 68,917,549			$ 698,607,417			$ 3,720,780			$ 3,012,215
Partners' capital, (net asset value) at Dec. 31, 2009	831,270,498
Partners' capital, (net asset value) at Dec. 31, 2009			4,287,922			522,813			990,276			964,540
Partners' capital, (net asset value) (in units) at Dec. 31, 2009				48,356.59			570,593.04			3,851.25			3,122.95
Partners' capital, (net asset value) (in units) at Dec. 31, 2009			3,008.66			427.01			1,025.00			1,000.00
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2009		$ 1,425.20			$ 1,224.35			$ 966.12			$ 964.54
Increase (Decrease) in Partners' Capital
Contributions	132,783,295									2,474,508			3,296,617
Contributions (in units)										2,638.44			3,507.78
Redemptions	(102,663,358)			(10,932,503)			(84,911,592)			(561,445)			(266,846)
Redemptions (in units)				(7,994.05)			(72,108.33)			(581.69)			(269.67)
Net income (loss)	30,522,335		190,950	2,101,155		19,859	19,808,523		60,266	421,377		55,253	444,981
Partners' capital, (net asset value) at Dec. 31, 2010				60,086,201			633,504,348			6,055,220			6,486,967
Partners' capital, (net asset value) at Dec. 31, 2010	891,912,770
Partners' capital, (net asset value) at Dec. 31, 2010			4,478,872			542,672			1,050,542			1,019,793
Partners' capital, (net asset value) (in units) at Dec. 31, 2010				40,362.54			498,484.71			5,908.00			6,361.06
Partners' capital, (net asset value) (in units) at Dec. 31, 2010			3,008.66			427.01			1,025.00			1,000.00
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2010		$ 1,488.66	$ 1,488.66	$ 1,488.66	$ 1,270.86	$ 1,270.86	$ 1,270.86	$ 1,024.92	$ 1,024.92	$ 1,024.92	$ 1,019.79	$ 1,019.79	$ 1,019.79
Increase (Decrease) in Partners' Capital
Contributions	170,487,033									720,924			11,708,655
Contributions (in units)										717.20			11,940.41
Redemptions	(138,060,068)			(11,178,065)			(92,951,924)			(1,398,274)			(1,641,857)
Redemptions (in units)				(8,242.73)			(79,315.60)			(1,414.36)			(1,766.55)
Net income (loss)	(125,497,544)		(580,138)	(7,286,031)		(73,367)	(79,867,014)		(115,511)	(624,412)		(116,730)	(1,621,694)
Partners' capital, (net asset value) at Dec. 31, 2011		41,622,105		41,622,105	460,685,410		460,685,410	4,753,458		4,753,458	14,932,071		14,932,071
Partners' capital, (net asset value) at Dec. 31, 2011	798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011		3,898,734	3,898,734		469,305	469,305		935,031	935,031		903,063	903,063
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		32,119.81		32,119.81	419,169.11		419,169.11	5,210.84		5,210.84	16,534.92		16,534.92
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		3,008.66	3,008.66		427.01	427.01		1,025.00	1,025.00		1,000.00	1,000.00
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2011		$ 1,295.84	$ 1,295.84	$ 1,295.84	$ 1,099.04	$ 1,099.04	$ 1,099.04	$ 912.23	$ 912.23	$ 912.23	$ 903.06	$ 903.06	$ 903.06
Increase (Decrease) in Partners' Capital
Contributions	45,591,226									349,150			1,014,958
Contributions (in units)										369.93			1,127.13
Redemptions	(165,751,164)		(650,000)	(8,223,133)		(461,824)	(105,075,179)			(1,057,043)			(4,379,910)
Redemptions (in units)			(508.88)	(6,412.48)		(427.01)	(96,911.80)			(1,185.11)			(4,868.53)
Net income (loss)	(41,942,203)		(208,081)	(2,129,332)		(7,481)	(25,306,440)		(37,033)	(194,549)		(38,461)	(505,812)
Partners' capital, (net asset value) at Dec. 31, 2012		31,269,640		31,269,640	330,303,791		330,303,791	3,851,016		3,851,016	11,061,307		11,061,307
Partners' capital, (net asset value) at Dec. 31, 2012	636,740,050
Partners' capital, (net asset value) at Dec. 31, 2012		$ 3,040,653	$ 3,040,653					$ 897,998	$ 897,998		$ 864,602	$ 864,602
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		25,707.33		25,707.33	322,257.31		322,257.31	4,395.66		4,395.66	12,793.52		12,793.52
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		2,499.78	2,499.78					1,025.00	1,025.00		1,000.00	1,000.00
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2012		$ 1,216.37	$ 1,216.37	$ 1,216.37	$ 1,024.97	$ 1,024.97	$ 1,024.97	$ 876.10	$ 876.10	$ 876.10	$ 864.60	$ 864.60	$ 864.60